Loans and Allowance for Loan Losses - Summary of Activity in the Accretable Yield for the PCI Loan Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at beginning of period	$ 2,495	$ 3,923
Acquisition	8,896	0
Accretion	(1,194)	(1,374)
Other change in expected cash flows	(1,475)	(185)
Reclassification from non-accretable difference for loans with improved cash flows	1,649	131
Balance at end of period	$ 10,371	$ 2,495